CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
COMMON STOCKS — 53.8%
ASSET MANAGEMENT - 1.0%
186,218	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 7,271,813

	COMMERCIAL SUPPORT SERVICES - 2.0%
105,503	GFL Environmental, Inc.	3,881,455
23,603	Waste Connections, Inc.	3,934,384
30,757	Waste Management, Inc.	6,855,120
		14,670,959
	COMMUNICATION SERVICES - 2.9%
58,148	American Tower Corporation, Class A	9,511,268
63,369	SBA Communications Corporation, Class A	11,182,094
		20,693,362
	DATA CENTER REIT - 2.1%
84,379	Digital Realty Trust, Inc.	15,152,781

	ELECTRIC UTILITIES - 20.9%
25,912	American Electric Power Company, Inc.	3,545,021
22,320	CMS Energy Corporation	1,707,480
62,039	Constellation Energy Corporation	15,408,626
60,306	Dominion Energy, Inc.	4,118,297
7,442	DTE Energy Company	1,133,938
22,590	Duke Energy Corporation	2,859,442
84,083	Edison International	6,259,979
49,779	Enel - Societa per Azioni - ADR	568,974
401,255	Enel SpA(a)	4,607,902
55,698	Entergy Corporation	6,397,472
75,320	Exelon Corporation	3,511,418
39,863	FirstEnergy Corporation	1,895,087
27,085	Iberdrola SA - ADR	2,705,792
83,584	National Grid plc - ADR	6,926,606
236,756	NextEra Energy, Inc.	20,780,074
88,310	NRG Energy, Inc.	12,898,559
26,323	Public Service Enterprise Group, Inc.	2,136,375
95,329	RWE AG - ADR	6,192,572
114,820	Sempra	10,644,962

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 53.8% (Continued)
	ELECTRIC UTILITIES - 20.9% (Continued)
114,962	Southern Company (The)	$ 11,003,013
50,000	SSE PLC(a)	1,615,620
99,595	TRANSALTA CORP.	1,377,399
121,537	Vistra Corporation	19,279,414
48,050	Xcel Energy, Inc.	3,858,415
		151,432,437
	ELECTRICAL EQUIPMENT - 0.8%
39,375	Badger Meter, Inc.	5,842,463

	ENERGY - 15.5%
53,933	Cheniere Energy, Inc.	12,890,526
52,674	DT Midstream, Inc.	7,729,383
181,653	Enbridge, Inc.	9,847,409
256,184	EQT Corporation	13,621,303
528,869	SLB Ltd.	24,587,120
174,082	TC Energy Corporation	11,539,896
399,500	Ultrapar Participacoes S.A. - ADR	2,005,490
405,607	Williams Companies, Inc. (The)	30,152,824
		112,373,951
	GAS & WATER UTILITIES - 1.0%
35,228	American Water Works Company, Inc.	4,635,300
3,537	Atmos Energy Corporation	609,319
34,287	Essential Utilities, Inc.	1,313,535
9,252	NiSource, Inc.	439,933
		6,998,087
	MACHINERY - 0.5%
32,995	Xylem Inc	3,900,339

	OIL & GAS PRODUCERS - 0.3%
28,000	ONEOK, Inc.	2,434,320

	OIL & GAS SERVICES & EQUIPMENT - 1.5%
314,264	Halliburton Company	10,669,263

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 53.8% (Continued)
	RENEWABLE ENERGY - 0.1%
10,850	Enphase Energy, Inc.(a)	$ 534,254

	TRANSPORTATION & LOGISTICS - 5.2%
173,423	Aena SME S.A.	5,280,933
183,516	Canadian Pacific Kansas City Ltd.	15,901,661
9,365	Grupo Aeroportuario del Centro Norte S.A.B. del centro norte - ADR	1,059,088
9,530	Grupo Aeroportuario del Sureste SAB de CV - ADR	2,922,851
46,828	Union Pacific Corporation	12,737,216
		37,901,749
	TOTAL COMMON STOCKS (Cost $313,464,484)	389,875,778

Shares		Fair Value
	PRIVATE INVESTMENTS— 42.2%
	PRIVATE INVESTMENT FUNDS – 41.7%
Aero Capital Solutions Fund IV LP(b)(c)(d)(f)(g)	42,090,464
Ardian Infrastructure Fund VI B SCS, SICAV-RAIF(b)(c)(d)(e)(f)(g)	12,418,765
Blackstone Infrastructure Partners IRH-G L.P. (a)(b)(c)(d)(g)	41,101,419
DB Sunshine Holdings I, LP (a)(b)(c)(d)(g)	14,563,431
DBP II Waltz Holdings I(b)(c)(d)(g)(h)	35,738,153
DigitalBridge AI Infrastructure B, LP(b)(c)(d)(e)(g)	38,091,293
DigitalBridge Credit (Onshore), LP (b)(c)(d)(e)(g)	2,107,791
DigitalBridge Credit II (Onshore), LP(b)(c)(d)(e)(g)	12,160,721
ICG APAC Infrastructure (b)(c)(d)(e)(g)	23,723,971
IPCC Fund L.P. (b)(c)(d)(g)	639,392
Irradiant Orchid Investors, LP (b)(c)(d)(e)(g)	4,907,345
Manulife Infrastructure Fund III, L.P.(b)(c)(d)(e)(g)	7,831,288
Nova Infrastructure Fund II (b)(c)(d)(e)(g)	2,208,909
Peppertree Capital Fund VIII QP, LP(b)(c)(d)(g)	16,045,690
Peppertree Capital Fund X QP, LP(b)(c)(d)(e)(g)	4,322,597
Rockland Power Partners IV, LP(b)(c)(d)(e)(f)(g)	13,095,277
Rockland Power Partners V Feeder, LP(b)(c)(d)(e)(g)	9,789,103
Tomcat US Co Invest LP(b)(c)(d)(e)(g)	21,088,613
301,924,222

CANTOR FITZGERALD INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal		Interest Rate	Spread	Maturity	Fair Value
	PRIVATE INVESTMENTS — 42.2% (Continued)
	PRIVATE INVESTMENT LOANS – 0.5%
$2,834,348	CoreWeave Compute Acquisition Co. IV, LLC (Delayed Draw Term Loan)(b)(c)(g)(i)	9.67%	SOFR3M + 6%	05/16/2029	$ 2,173,729
$2,092,835	CoreWeave Compute Acquisition Co. IV, LLC (Fifth Amendment Delayed Draw Term Loan)(b)(c)(g)(i)	7.92%	SOFR3M + 4.25%	02/13/2031	1,605,045
					3,778,774
	TOTAL PRIVATE INVESTMENTS (Cost $261,888,619)				305,702,996
Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.8%
MONEY MARKET FUNDS - 4.8%
34,445,478	Morgan Stanley Institutional Liquidity Funds Government Portfolio -, Institutional Class, 3.55% (Cost $34,445,478)(j)	$ 34,445,478

	TOTAL INVESTMENTS – 100.8% (Cost $609,798,581)	$ 730,024,252
	LIABILITIES IN EXCESS OF OTHER ASSETS –(0.8)%	(5,817,777)
	NET ASSETS - 100.0%	$ 724,206,475

ADR	- American Depositary Receipt
LTD	- Private Limited Company
LP	- Limited Partnership
PLC	- Public Limited Company
SA	- Société Anonyme
SOFR3M	- United States 3 Month Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of June 30, 2026, was $304,894,369 representing 42.1% of net assets.
(c)	Restricted security.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as of June 30, 2026, amounted to $301,924,222 which represents approximately 41.7% of the net assets of the Fund.
(e)	Investment has been committed to but has not been fully funded by the Fund at June 30, 2026.
(f)	All or a portion of this security is held by CF IIX Holdings LLC at June 30, 2026.
(g)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(h)	This security is held by CF IIX International Holdings LTD at June 30, 2026.
(i)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(j)	Rate disclosed is the seven-day effective yield as of June 30, 2026.